Investment in Associates - Schedule of Dividends Received from Associates and Movements in Investments in Associates (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Movements In Investments In Associate [Roll Forward]
Balances as of January 1,	$ 9,152	$ 7,149
Investment acquisition		106
Sale of investments		(1,279)
Participation in income	2,429	2,304
Transbank capital		872
Other	3
Totals	11,584	9,152
Transbank S.A
Movements In Investments In Associate [Roll Forward]
Balances as of January 1,	7,399
Totals	$ 9,672	$ 7,399